REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	61,090		117,651
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283		100,487
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	70,729	213,116	136,759
Net product sales | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	59,102		112,649
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283		100,467
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	60,468	39,649	169,668	68,181
Net product sales | Direct sales | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	30,276		72,446
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	30,192		97,222
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	29,917	31,080	43,448	68,578
Net product sales | Distributors | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	28,826		40,203
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	1,091		3,245
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	1,988	$ 3,031	5,022	$ 5,713
Royalties | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	1,988		5,002
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0		$ 20